Putnam International Growth Fund
The fund's portfolio
6/30/19 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value
Aerospace and defense (2.8%)
Airbus SE (France)	52,882	$7,497,274

		7,497,274
Airlines (1.4%)
Air Canada (Canada)(NON)	86,700	2,627,714
Dart Group PLC (United Kingdom)	104,447	1,107,564

		3,735,278
Auto components (0.8%)
Pirelli & C. SpA (Italy)	378,441	2,236,831

		2,236,831
Banks (4.0%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	7,905,900	1,930,777
Credicorp, Ltd. (Peru)	5,900	1,350,569
HDFC Bank, Ltd. (India)	150,941	5,353,685
ING Groep NV (Netherlands)	168,050	1,948,350

		10,583,381
Beverages (6.4%)
Asahi Group Holdings, Ltd. (Japan)	106,600	4,803,741
Coca-Cola HBC AG (Switzerland)	79,045	2,983,387
Diageo PLC (United Kingdom)	83,703	3,597,144
Heineken NV (Netherlands)	50,836	5,673,044

		17,057,316
Building products (1.3%)
ASSA ABLOY AB Class B (Sweden)	156,108	3,528,596

		3,528,596
Capital markets (3.4%)
Burford Capital, Ltd. (United Kingdom)	136,961	2,695,970
Deutsche Boerse AG (Germany)	20,732	2,932,650
Quilter PLC (United Kingdom)	1,930,938	3,442,389

		9,071,009
Chemicals (3.0%)
Koninklijke DSM NV (Netherlands)	14,856	1,836,243
Novozymes A/S Class B (Denmark)	84,901	3,959,111
OCI NV (Netherlands)(NON)	77,647	2,131,379

		7,926,733
Commercial services and supplies (—%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	5	4
New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Germany)(NON)(F)(RES)	2	2

		6
Construction and engineering (0.9%)
Daiho Corp. (Japan)	97,000	2,434,683

		2,434,683
Distributors (2.0%)
PALTAC Corp. (Japan)	94,400	5,199,803

		5,199,803
Diversified consumer services (1.2%)
Fu Shou Yuan International Group, Ltd. (China)	3,763,000	3,301,663

		3,301,663
Food and staples retail (2.4%)
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	452,100	2,590,190
Dino Polska SA (Poland)(NON)	105,191	3,687,947

		6,278,137
Food products (2.6%)
Grieg Seafood ASA (Norway)	262,119	3,635,058
Kerry Group PLC Class A (Ireland)	27,885	3,329,344

		6,964,402
Health-care equipment and supplies (1.2%)
Hoya Corp. (Japan)	41,500	3,187,739

		3,187,739
Health-care providers and services (2.6%)
Orpea (France)	40,856	4,929,126
Solasto Corp. (Japan)	232,100	2,025,255

		6,954,381
Hotels, restaurants, and leisure (4.7%)
Compass Group PLC (United Kingdom)	153,887	3,687,739
Dalata Hotel Group PLC (Ireland)	819,297	4,383,285
Domino's Pizza Group PLC (United Kingdom)	711,174	2,510,771
Melco International Development, Ltd. (Hong Kong)	817,000	1,816,280

		12,398,075
Household durables (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	10	9

		9
Industrial conglomerates (3.4%)
Alliance Global Group, Inc. (Philippines)	10,717,100	3,229,949
Rheinmetall AG (Germany)	48,386	5,922,874

		9,152,823
Insurance (7.4%)
AIA Group, Ltd. (Hong Kong)	521,000	5,632,345
IRB Brasil Resseguros SA (Brazil)	100,400	2,575,398
Prudential PLC (United Kingdom)	294,703	6,422,265
QBE Insurance Group, Ltd. (Australia)	608,466	5,063,706

		19,693,714
Interactive media and services (3.2%)
Alphabet, Inc. Class A(NON)	2,000	2,165,600
Tencent Holdings, Ltd. (China)	99,000	4,478,811
Yandex NV Class A (Russia)(NON)	49,000	1,862,000

		8,506,411
Internet and direct marketing retail (—%)
Global Fashion Group SA (acquired 8/2/13, cost $351,064) (Private) (Luxembourg)(NON)(F)(RES)	8,287	38,164

		38,164
IT Services (3.0%)
Pagseguro Digital, Ltd. Class A (Brazil)(NON)(S)	47,400	1,847,178
Visa, Inc. Class A	35,300	6,126,315

		7,973,493
Life sciences tools and services (1.2%)
Clinigen Group PLC (United Kingdom)	259,609	3,319,981

		3,319,981
Machinery (0.5%)
Komatsu, Ltd. (Japan)	52,900	1,281,934

		1,281,934
Media (2.9%)
Discovery, Inc. Class A(NON)(S)	90,000	2,763,000
Media Nusantara Citra Tbk PT (Indonesia)	25,989,500	1,914,621
RAI Way SpA (Italy)	499,084	2,985,095

		7,662,716
Metals and mining (2.3%)
Freeport-McMoRan, Inc. (Indonesia)	390,600	4,534,866
Rio Tinto, Ltd. (Australia)	21,134	1,542,128

		6,076,994
Oil, gas, and consumable fuels (3.5%)
Cairn Energy PLC (United Kingdom)(NON)	1,262,058	2,774,360
Cheniere Energy, Inc.(NON)	27,500	1,882,375
Encana Corp. (Canada)	307,300	1,576,920
Reliance Industries, Ltd. (India)	163,683	2,971,441

		9,205,096
Personal products (5.2%)
Shiseido Co., Ltd. (Japan)	45,500	3,436,502
TCI Co., Ltd. (Taiwan)	179,000	2,465,415
Unilever NV ADR (Netherlands)	128,503	7,826,229

		13,728,146
Pharmaceuticals (5.7%)
AstraZeneca PLC (United Kingdom)	77,725	6,354,744
Merck & Co., Inc.	46,250	3,878,063
Novartis AG (Switzerland)	53,754	4,911,757

		15,144,564
Professional services (1.0%)
Outsourcing, Inc. (Japan)	212,600	2,587,529

		2,587,529
Real estate management and development (1.2%)
Logan Property Holdings Co., Ltd. (China)	268,000	433,647
Open House Co., Ltd. (Japan)	69,100	2,838,909

		3,272,556
Semiconductors and semiconductor equipment (5.1%)
ASML Holding NV (Netherlands)	23,715	4,954,794
NXP Semiconductors NV	29,850	2,913,659
SCREEN Holdings Co., Ltd. (Japan)	56,700	2,379,543
Sino-American Silicon Products, Inc. (Taiwan)	1,260,000	3,323,374

		13,571,370
Software (3.0%)
Constellation Software, Inc. (Canada)	5,450	5,136,621
Talend SA ADR(NON)	73,850	2,849,872

		7,986,493
Textiles, apparel, and luxury goods (4.3%)
adidas AG (Germany)	17,941	5,538,794
Aritzia, Inc. (Canada)(NON)	141,400	1,811,838
Kering SA (France)	6,918	4,091,345

		11,441,977
Trading companies and distributors (2.0%)
Ashtead Group PLC (United Kingdom)	187,324	5,362,085

		5,362,085
Water utilities (1.0%)
China Water Affairs Group, Ltd. (China)	2,680,000	2,639,400

		2,639,400
Wireless telecommunication services (1.2%)
Safaricom PLC (Kenya)	2,556,300	697,966
SoftBank Group Corp. (Japan)	50,600	2,438,350

		3,136,316

Total common stocks (cost $242,312,380)		$260,137,078

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Jarir Marketing Co. 144A (Saudi Arabia)	1/20/22	$0.00	54,840	$2,415,724

Total warrants (cost $2,250,940)				$2,415,724

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.00%, 11/30/22(i)	$111,000	$112,198
1.75%, 9/30/19(i)	130,000	130,422
1.625%, 5/15/26(i)	109,000	107,481

Total U.S. treasury obligations (cost $350,101)		$350,101

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.51%(AFF)	Shares	4,057,980	$4,057,980
Putnam Short Term Investment Fund 2.46%(AFF)	Shares	1,437,342	1,437,342
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	340,000	340,000
U.S. Treasury Bills 2.452%, 8/1/19		$354,000	353,387
U.S. Treasury Bills 2.435%, 7/18/19		110,000	109,893

Total short-term investments (cost $6,298,468)			$6,298,602
TOTAL INVESTMENTS

Total investments (cost $251,211,889)			$269,201,505

	FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $86,887,615) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/18/19	$2,813,901	$2,822,014	$8,113
		Japanese Yen	Buy	8/21/19	3,196,756	3,103,473	93,283
	Barclays Bank PLC
		Australian Dollar	Sell	7/17/19	1,651,951	1,691,335	39,384
		British Pound	Buy	9/18/19	209,249	205,482	3,767
		Hong Kong Dollar	Buy	8/21/19	412,819	412,285	534
		Polish Zloty	Sell	9/18/19	3,578,891	3,501,488	(77,403)
		Swiss Franc	Buy	9/18/19	8,680,510	8,521,148	159,362
	Citibank, N.A.
		Canadian Dollar	Sell	7/17/19	3,973,870	3,908,268	(65,602)
		Danish Krone	Sell	9/18/19	3,178,138	3,131,141	(46,997)
		Euro	Buy	9/18/19	2,699,047	2,662,859	36,188
		Japanese Yen	Buy	8/21/19	1,741,834	1,690,080	51,754
		Mexican Peso	Buy	7/17/19	82,492	80,979	1,513
		Mexican Peso	Sell	7/17/19	82,492	82,262	(230)
	Credit Suisse International
		Japanese Yen	Buy	8/21/19	2,213,522	2,145,208	68,314
	Goldman Sachs International
		Euro	Buy	9/18/19	3,729,380	3,720,357	9,023
		Japanese Yen	Buy	8/21/19	2,335,955	2,237,286	98,669
		New Taiwan Dollar	Sell	8/21/19	5,899,271	5,915,141	15,870
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Buy	8/21/19	959,493	856,636	102,857
		Euro	Buy	9/18/19	2,496,893	2,463,820	33,073
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/17/19	1,473,396	1,459,097	14,299
		Australian Dollar	Sell	7/17/19	1,473,396	1,451,722	(21,674)
		British Pound	Sell	9/18/19	5,385,930	5,368,800	(17,130)
		Canadian Dollar	Sell	7/17/19	3,225,250	3,153,809	(71,441)
		Japanese Yen	Buy	8/21/19	3,029,173	2,913,757	115,416
		New Zealand Dollar	Buy	7/17/19	475,598	484,375	(8,777)
		Norwegian Krone	Sell	9/18/19	1,445,301	1,438,194	(7,107)
		Singapore Dollar	Buy	8/21/19	2,317,053	2,302,270	14,783
		Swedish Krona	Sell	9/18/19	1,463,160	1,438,341	(24,819)
		Swiss Franc	Buy	9/18/19	8,882,694	8,715,146	167,548
	State Street Bank and Trust Co.
		British Pound	Sell	9/18/19	728,421	726,215	(2,206)
		Canadian Dollar	Sell	7/17/19	4,027,572	3,961,152	(66,420)
		Israeli Shekel	Buy	7/17/19	1,435,988	1,423,204	12,784
		Japanese Yen	Buy	8/21/19	2,992,220	2,900,271	91,949

	Unrealized appreciation						1,138,483

	Unrealized (depreciation)						(409,806)

	Total						$728,677
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $265,871,202.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $38,179, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 09/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,983,716	$40,298,266	$42,224,002	$117,892	$4,057,980
	Putnam Short Term Investment Fund**	11,586,132	74,709,003	84,857,793	106,270	1,437,342

	Total Short-term investments	$17,569,848	$115,007,269	$127,081,795	$224,162	$5,495,322
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,057,980, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,094,632.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $31,578 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	15.7%
	Japan	12.3
	United States	9.3
	Netherlands	9.2
	France	6.2
	Germany	5.4
	Canada	4.2
	China	4.1
	Indonesia	3.2
	India	3.1
	Switzerland	3.0
	Ireland	2.9
	Hong Kong	2.8
	Brazil	2.7
	Australia	2.5
	Taiwan	2.2
	Italy	2.0
	Denmark	1.5
	Poland	1.4
	Norway	1.4
	Sweden	1.3
	Philippines	1.2
	Saudi Arabia	0.9
	Russia	0.7
	Peru	0.5
	Other	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $131,380 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $23,374 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$10,473,661	$8,831,782	$—
Consumer discretionary	24,260,603	10,317,746	38,173
Consumer staples	33,322,343	10,705,658	—
Energy	6,233,655	2,971,441	—
Financials	21,367,591	17,980,513	—
Health care	23,393,671	5,212,994	—
Industrials	26,046,107	9,534,095	6
Information technology	23,828,439	5,702,917	—
Materials	12,461,599	1,542,128	—
Real estate	—	3,272,556	—
Utilities	—	2,639,400	—

Total common stocks	181,387,669	78,711,230	38,179
U.S. treasury obligations	—	350,101	—
Warrants	—	2,415,724	—
Short-term investments	1,777,342	4,521,260	—

Totals by level	$183,165,011	$85,998,315	$38,179
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$728,677	$—

Totals by level	$—	$728,677	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,138,483	$409,806
Equity contracts	2,415,724	—

Total	$3,554,207	$409,806
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$114,800,000
Warrants (number of warrants)	33,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com